Investments in and Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2011	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Honda sold its investment in Hero Honda Motors Ltd. (HHML) with book value	¥ 34,275
Percentage of investment sold in Hero Honda Motors Ltd. (HHML)	26.00%
Proceeds from sales of investments in affiliates	71,073	9,957	71,073
Gain on sale of the investment			46,756
Equity in undistributed income of affiliates		380,271	379,179
Licensing Agreements
Schedule of Equity Method Investments [Line Items]
Consideration to be paid in installments	45,000
Net sales and other operating revenue	32,015
Gain on sale of the investment	¥ 46,756